Intangible assets - Acquired (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 17,950	$ 18,083	$ 16,329
Internally generated fuel cell intangible assets | Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,690	2,182
Domain names | Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets	5,738	3,015
Intellectual property acquired from UTC
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,864	2,311
Intellectual property acquired from H2 Logic A/S
Disclosure of detailed information about intangible assets [line items]
Intangible assets	129	215
Intellectual property acquired from Protonex
Disclosure of detailed information about intangible assets [line items]
Intangible assets	8,507	10,331
Intellectual property acquired by Ballard Power Systems Europe | Patents, know-how and in-process research & development
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 22	$ 29